LOANS	12 Months Ended
Dec. 31, 2013
Loans and Leases Receivable Disclosure [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE D — LOANS

The following is a summary of loans at December 31, 2013 and 2012:

	2013		2012
	Amount	Percent of total	Amount	Percent of total
	(dollars in thousands)
Real estate loans:
1 to 4 family residential	$35,006	10.10%	$41,017	11.14%
Commercial real estate	169,176	48.82%	186,949	50.82%
Multi-family residential	19,739	5.70%	19,524	5.31%
Construction	53,325	15.39%	48,220	13.11%
Home equity lines of credit (“HELOC”)	31,863	9.20%	34,603	9.41%
Total real estate loans	309,109	89.21%	330,313	89.79%
Other loans:
Commercial and industrial	29,166	8.42%	29,297	7.96%
Loans to individuals	8,584	2.48%	8,615	2.34%
Overdrafts	191	0.05%	119	.03%
Total other loans	37,941	10.95%	38,031	10.33%
Gross loans	347,050		368,344
Less deferred loan origination fees, net	(550)	(.16)%	(452)	(.12)%
Total loans	346,500	100.00%	367,892	100.00%
Allowance for loan losses	(7,054)		(7,897)
Total loans, net	$339,446		$359,995
Loans are primarily made in southeastern North Carolina. Real estate loans can be affected by the condition of the local real estate market and can be affected by the local economic conditions.
At December 31, 2013, the Company had pre-approved but unused lines of credit totaling $73.1 million. In management’s opinion, these commitments, and undisbursed proceeds on loans reflected above, represent no more than normal lending risk to the Company and will be funded from normal sources of liquidity.
A description of the various loan products provided by the Bank is presented below.

Residential 1 to 4 Family Loans

Residential 1 to 4 family loans are mortgage loans that typically convert from construction loans into permanent financing and are secured by properties within the Bank’s market areas.

Commercial Real Estate Loans

Commercial real estate loans are underwritten based on the borrower’s ability to generate adequate cash flow to repay the subject debt within reasonable terms. Commercial real estate loans typically include both owner and non-owner occupied properties with higher principal loan amounts and the repayment of these loans is generally dependent on the successful management of the property. Commercial real estate loans are sensitive to market and general economic conditions. Repayment analysis must be performed and consists of an identified primary/cash flow source of repayment and a secondary/liquidation source of repayment. The primary source of repayment is cash flow from income generated from rental or lease of the property. However, the cash flow can be supplemented with the borrower’s and guarantor’s global cash flow position. Other credit issues such as the business fundamentals and financial strength of the borrower/guarantor can be considered in determining adequacy of repayment ability. The secondary source of repayment is liquidation of the collateral, supplemented by liquidation cushion provided by the financial assets of the borrower/guarantor. Management monitors and evaluates commercial real estate loans based on collateral, market area, and risk grade.

Multi-family Residential Loans

Multi-family residential loans are typically nonfarm properties with 5 or more dwelling units in structures which include apartment buildings used primarily to accommodate households on a more or less permanent basis. Successful performance of these types of loans is primarily dependant on occupancy rates, rental rates, and property management.

Construction Loans

Construction loans are non-revolving extensions of credit secured by real property of which the proceeds are used to acquire and develop land and to construct commercial or residential buildings. The primary source of repayment for these types of loans is the sale of the improved property or permanent financing in which case the property is expected to generate the cash flow necessary for repayment on a permanent loan basis. Property cash flow may be supplemented with financial support from the borrowers/guarantors. Proper underwriting of a construction loan consists of the initial process of obtaining, analyzing, and approving various aspects of information pertaining to: the analysis of the permanent financing source, creditworthiness of the borrower and guarantors, ability of contractor to perform under the terms of the contract, and the feasibility, marketability, and valuation of the project.
Also, much consideration needs to be given to the cost of the project and sources of funds needed to complete construction as well as identifying any sources of equity funding. Construction loans are traditionally considered to be higher risk loans involving technical and legal requirements inherently different from other types of loans; however with thorough credit underwriting, proper loan structure, and diligent loan servicing, these risks can be mitigated. Some examples of risks inherent in this type of lending include: underestimated costs, inflation of material and labor costs, site difficulties (i.e. rock, soil), project not built to plans, weather delays and natural disasters, borrower/contractor/subcontractor disputes which prompt liens, interest rates increasing beyond budget.

Home Equity Lines of Credit

Home equity lines of credit are consumer-purpose revolving extensions of credit which are secured by first or second liens on owner-occupied residential real estate. Appropriate risk management and compliance practices are exercised to ensure that loan-to-value, lien perfection, and compliance risks are addressed and managed within the Bank’s established guidelines. The degree of utilization of revolving commitments within this loan segment is reviewed periodically to identify changes in the behavior of this borrowing group.

Commercial and Industrial Loans

Commercial and industrial loans are underwritten after evaluating and understanding the borrower’s ability to generate positive cash flow, operate profitably and prudently expand its business. Underwriting standards are designed to promote relationships to include a full range of loan, deposit, and cash management services. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower and the guarantors. The cash flows of the borrower, however, may not be as expected and the collateral securing these loans may fluctuate in value. In the case of loans secured by accounts receivable, the availability of funds for repayment can be impacted by the borrower’s ability to collect amounts due from its customers.

Loans to Individuals

Consumer loans are approved using Bank policies and procedures established to evaluate each credit request. All lending decisions and credit risks are clearly documented. Several factors are considered in making these decisions such as credit score, adjusted net worth, liquidity, debt ratio, disposable income, credit history, and loan-to-value of the collateral. This process combined with the relatively smaller loan amounts spreads the risk among many individual borrowers.

Overdrafts

Overdrafts on customer accounts are classified as loans for reporting purposes.

Related Parties

The Bank has had loan transactions with its directors and executive officers. Such loans were made in the ordinary course of business and on substantially the same terms and collateral as those for comparable transactions prevailing at the time and did not involve more than the normal risk of collectability or present other unfavorable features. The following table represents loan transactions for directors and executive officers who held that position as of December 31, 2013. A summary of related party loan transactions, in thousands, is as follows:

	2013	2012
Balance at January 1	$2,816	$14,262
Exposure of directors/executive officers added	—	92
Borrowings	3,758	3,227
Directors, resigned or retired from board	(9)	(4,066)
Loan repayments	(1,195)	(10,699)
Balance at December 31	$5,370	$2,816
At December 31, 2013, there was $2.7 million of unused lines of credit outstanding to directors and executive officers of the Company and its subsidiaries.

Non-Accrual and Past Due Loans

The following tables present as of December 31, 2013 and 2012 an age analysis of past due loans, segregated by class of loans:

2013	30+ Days Past Due	Non- Accrual Loans	Total Past Due	Current	Total Loans
	(dollars in thousands)
Commercial and industrial	$70	$330	$400	$28,766	$29,166
Construction	36	1,206	1,242	52,083	53,325
Multi-family residential	—	1,004	1,004	18,735	19,739
Commercial real estate	446	4,441	4,887	164,289	169,176
Loans to individuals & overdrafts	4	5	9	8,766	8,775
1 to 4 family residential	318	1,092	1,410	33,596	35,006
HELOC	—	1,241	1,241	30,622	31,863
Deferred loan (fees) cost, net					(550)
	$874	$9,319	$10,193	$336,857	$346,500

2012	30+ Days Past Due	Non- Accrual Loans	Total Past Due	Current	Total Loans
	(dollars in thousands)
Commercial and industrial	$215	$319	$534	$28,763	$29,297
Construction	138	2,298	2,436	45,784	48,220
Multi-family residential	—	1,482	1,482	18,042	19,524
Commercial real estate	241	4,373	4,614	182,335	186,949
Loans to individuals & overdrafts	19	11	30	8,704	8,734
1 to 4 family residential	536	1,061	1,597	39,420	41,017
HELOC	30	582	612	33,991	34,603
Deferred loan (fees) cost, net					(452)
	$1,179	$10,126	$11,305	$357,039	$367,892
There were no loans greater than 90 days past due and still accruing interest at December 31, 2013 or 2012.
Loans are placed on non-accrual basis when it has been determined that all contractual principal and interest will not be received. Any payments received on these loans are applied to principal first and then to interest only after all principal has been collected. Impaired loans include all loans in non-accrual status, all troubled debt restructures, all substandard loans that are deemed to be collateral dependent, and other loans that management determines require reserves. In the case of an impaired loan that is still on accrual basis, payments are applied to both principal and interest.

Impaired Loans

The following tables present information on loans that were considered to be impaired as of December 31, 2013 and December 31, 2012:

	Recorded Investment	Contractual Unpaid Principal Balance	Related Allowance for Loan Losses	December 31, 2013 Year to Date
				Average Recorded Investment	Interest Income Recognized on Impaired Loans
	(dollars in thousands)
2013:
With no related allowance recorded:
Commercial and industrial	$196	$257	$—	$473	$15
Construction	2,059	2,311	—	2,016	18
Commercial real estate	3,748	4,971	—	4,987	—
Loans to individuals & overdrafts	3	3	—	2	—
Multi-family residential	2,384	2,384	—	2,009	—
HELOC	767	854	—	595	98
1 to 4 family residential	2,427	2,731	—	2,788	5
Subtotal:	11,584	13,511	—	12,870	136
With an allowance recorded:
Commercial and industrial	267	267	63	101	18
Construction	328	406	91	426	2
Commercial real estate	5,695	5,695	541	4,761	39
Loans to individuals & overdrafts	2	2	—	14	—
Multi-family Residential	—	—	—	8	—
HELOC	553	553	320	314	—
1 to 4 family residential	553	553	88	885	9
Subtotal:	7,398	7,476	1,103	6,509	68
Totals:
Commercial	14,677	16,291	695	14,782	92
Consumer	5	5	—	16	—
Residential	4,300	4,691	408	4,581	112
Grand Total:	$18,982	$20,987	$1,103	$19,379	$204
Impaired loans at December 31, 2013 were approximately $19.0 million and were comprised of $9.3 million in non-accrual loans and $9.7 million in loans still in accruing status. Recorded investment represents the current principal balance for the loan, fees, and accrued interest. Approximately, $7.4 million of the $19.0 million in impaired loans at December 31, 2013 had specific allowances provided while the remaining $11.6 million had no specific allowances recorded. Of the $11.6 million with no allowance recorded, $2.1 million of those loans have had partial charge-offs recorded.

	Recorded Investment	Contractual Unpaid Principal Balance	Related Allowance for Loan Losses	December 31, 2012 Year to Date
				Average Recorded Investment	Interest Income Recognized on Impaired Loans
		(dollars in thousands)
2012:
With no related allowance recorded:
Commercial and industrial	$545	$810	$—	$496	$20
Construction	2,376	2,940	—	2,088	20
Commercial real estate	5,987	6,475	—	9,988	195
Loans to individuals & overdrafts	3	13	—	123	—
Multi-family residential	1,442	1,442	—	1,501	—
HELOC	641	821	—	891	6
1 to 4 family residential	2,725	2,995	—	1,985	123
Subtotal:	13,719	15,496	—	17,072	364
With an allowance recorded:
Commercial and industrial	65	66	51	80	5
Construction	266	266	64	1,358	6
Commercial real estate	4,505	5,474	581	3,433	298
Loans to individuals & overdrafts	21	21	4	27	1
Multi-family Residential	40	40	9	25	—
HELOC	179	179	43	235	10
1 to 4 family residential	926	926	157	1,089	56
Subtotal:	6,002	6,972	909	6,247	376
Totals:
Commercial	15,226	17,513	705	18,969	544
Consumer	24	34	4	150	1
Residential	4,471	4,921	200	4,200	195
Grand Total:	$19,721	$22,468	$909	$23,319	$740
Impaired loans at December 31, 2012 were approximately $19.7 million and were comprised of $10.1 million in non-accrual loans and $9.6 million in loans still in accruing status. Recorded investment represents the current principal balance for the loan, fees, and accrued interest. Approximately, $6.0 million of the $19.7 million in impaired loans at December 31, 2012 had specific allowances provided while the remaining $13.7 million had no specific allowances recorded. Of the $13.7 million with no allowance recorded, $694,000 of those loans have had partial charge-offs recorded.

Troubled Debt Restructurings

The following table presents loans that were modified as troubled debt restructurings (“TDRs”) within the previous twelve months with a breakdown of the types of concessions made by loan class during the twelve months ended December 31, 2013 and 2012:

	Twelve Months Ended December 31, 2013
	Number of loans	Pre- Modification Outstanding Recorded investments	Post- Modification Outstanding Recorded investments
	(dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	$—
Construction	—	—	—
Commercial real estate	—	—	—
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	3	276	272
HELOC	—	—	—
Total	3	276	272
Extended payment terms:
Commercial and industrial	4	537	402
Construction	2	134	131
Commercial real estate	1	645	645
Multi-family residential	—	—	—
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	4	1,084	1,053
HELOC	—	—	—
Total	11	2,400	2,231
Other:
Commercial and industrial	—	—	—
Construction	—	—	—
Commercial real estate	1	163	159
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	3	203	195
HELOC	—	—	—
Total	4	366	354
Total	18	$3,042	$2,857

	Twelve Months Ended December 31, 2012
	Number of loans	Pre- Modification Outstanding Recorded investments	Post- Modification Outstanding Recorded investments
	(dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—	$—
Construction	—	—	—
Commercial real estate	—	—	—
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	—	—	—
HELOC	—	—	—
Total	—	—	—
Extended payment terms:
Commercial and industrial	1	116	114
Construction	2	294	284
Commercial real estate	4	1,281	863
Multi-family residential	1	1,524	1,514
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	2	100	96
HELOC	—	—	—
Total	10	3,315	2,871
Other:
Commercial and industrial	—	—	—
Construction	—	—	—
Commercial real estate	2	849	837
Loans to individuals and overdrafts	—	—	—
1 to 4 family residential	—	—	—
HELOC	6	306	301
Total	8	1,155	1,138
Total	18	$4,470	$4,009
As noted in the tables above, there were four and eight loans that were considered TDRs at December 31, 2013 and 2012, respectively, for reasons other than below market interest rates, extended terms or forgiveness of principal. These loans were renewed at terms that vary from those that the Company would enter into for new loans of this type.

The following table presents loans that were modified as TDRs within the previous twelve months for which there was a payment default together with a breakdown of the types of concessions made by loan class during the twelve months ended December 31, 2013 and 2012:

Twelve months ended December 31, 2013
	Number of loans	Recorded investment
(dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Extended payment terms:
Commercial and industrial	3	402
Construction	2	131
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
Multi-family residential	—	—
1 to 4 family residential	1	47
HELOC	—	—
Total	6	580
Forgiveness of principal:
Commercial and industrial	—	—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Other:
Commercial and industrial	—	—
Construction	—	—
Commercial real estate	1	159
Loans to individuals and overdrafts	—	—
1-to-4 family residential	—	—
Multi-family residential	—	—
HELOC	—	—
Total	1	159
Total	7	$739

Twelve months ended December 31, 2012
	Number of loans	Recorded investment
(dollars in thousands)
Below market interest rate:
Commercial and industrial	—	$—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Extended payment terms:
Commercial and industrial	1	114
Construction	—	—
Commercial real estate	4	863
Loans to individuals and overdrafts	—	—
Multi-family residential	1	1,514
1 to 4 family residential	2	96
HELOC	—	—
Total	8	2,587
Forgiveness of principal:
Commercial and industrial	—	—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1 to 4 family residential	—	—
HELOC	—	—
Total	—	—
Other:
Commercial and industrial	—	—
Construction	—	—
Commercial real estate	—	—
Loans to individuals and overdrafts	—	—
1-to-4 family residential	—	—
Multi-family residential	—	—
HELOC	—	—
Total	—	—
Total	8	$2,587
At December 31, 2013, the Company had forty-three loans with a balance of $8.0 million that were considered to be troubled debt restructurings. Of those TDRs, twenty-eight loans with a balance totaling $6.5 million were still accruing as of December, 2013. The remaining fifteen TDRs with a balance totaling $1.5 million were in non-accrual status. All TDRs are included in non-performing assets and impaired loans.

Credit Quality Indicators

As part of the on-going monitoring of the credit quality of the loan portfolio, management utilizes a risk grading matrix to assign a risk grade to each of the Company’s loans. All non-consumer loans are graded on a scale of 1 to 9. A description of the general characteristics of these nine different risk grades is as follows:
•
Risk Grade 1 (Superior) — Credits in this category are virtually risk-free and are well-collateralized by cash-equivalent instruments. The repayment program is well-defined and achievable. Repayment sources are numerous. No material documentation deficiencies or exceptions exist.

•
Risk Grade 2 (Very Good) — This grade is reserved for loans secured by readily marketable collateral, or loans within guidelines to borrowers with liquid financial statements. A liquid financial statement is a financial statement with substantial liquid assets relative to debts. These loans have excellent sources of repayment, with no significant identifiable risk of collection, and conform in all respects to Bank policy, guidelines, underwriting standards, and Federal and State regulations (no exceptions of any kind).

•
Risk Grade 3 (Good) — These loans have excellent sources of repayment, with no significant identifiable risk of collection. Generally, loans assigned this risk grade will demonstrate the following characteristics:

º	Conformity in all respects with Bank policy, guidelines, underwriting standards, and Federal and State regulations (no exceptions of any kind).
º	Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.
º	Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.
•
Risk Grade 4 (Acceptable) — This grade is given to acceptable loans. These loans have adequate sources of repayment, with little identifiable risk of collection. Loans assigned this risk grade will demonstrate the following characteristics:

º
General conformity to the Bank’s policy requirements, product guidelines and underwriting standards, with limited exceptions. Any exceptions that are identified during the underwriting and approval process have been adequately mitigated by other factors.

º	Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.
º	Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.
•
Risk Grade 5 (Acceptable With Care) — This grade is given to acceptable loans that show signs of weakness in either adequate sources of repayment or collateral, but have demonstrated mitigating factors that minimize the risk of delinquency or loss. Loans assigned this grade may demonstrate some or all of the following characteristics:

º
Additional exceptions to the Bank’s policy requirements, product guidelines or underwriting standards that present a higher degree of risk to the Bank. Although the combination and/or severity of identified exceptions is greater, all exceptions have been properly mitigated by other factors.

º
Unproven, insufficient or marginal primary sources of repayment that appear sufficient to service the debt at this time. Repayment weaknesses may be due to minor operational issues, financial trends, or reliance on projected (not historic) performance.

º	Marginal or unproven secondary sources to liquidate the debt, including combinations of liquidation of collateral and liquidation value to the net worth of the borrower or guarantor.
•	Risk Grade 6 (Watch List or Special Mention) — Loans in this category can have the following characteristics:
º	Loans with underwriting guideline tolerances and/or exceptions and with no mitigating factors.
º
Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank’s position at some future date. Potential weaknesses are the result of deviations from prudent lending practices.

º
Loans where adverse economic conditions that develop subsequent to the loan origination that don’t jeopardize liquidation of the debt but do substantially increase the level of risk may also warrant this rating.

•
Risk Grade 7 (Substandard) — A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as Substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Loans consistently not meeting the repayment schedule should be downgraded to substandard. Loans in this category are characterized by deterioration in quality exhibited by any number of well-defined weaknesses requiring corrective action.

•
Risk Grade 8 (Doubtful) — Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. However, these loans are not yet rated as loss because certain events may occur which would salvage the debt.

•
Risk Grade 9 (Loss) — Loans classified as Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off the loan even though partial recovery may be affected in the future.

Consumer loans are graded on a scale of 1 to 9. A description of the general characteristics of the 9 risk grades is as follows:
•
Risk Grades 1 – 5 (Pass) — The loans in this category range from loans secured by cash with no risk of principal deterioration (Risk Grade 1) to loans that show signs of weakness in either adequate sources of repayment or collateral but have demonstrated mitigating factors that minimize the risk of delinquency or loss (Risk Grade 5).

•	Risk Grade 6 (Watch List or Special Mention) — Watch list or Special Mention loans include the following characteristics:
º	Loans within guideline tolerances or with exceptions of any kind that have not been mitigated by other economic or credit factors.
º
Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank’s position at some future date. Potential weaknesses are the result of deviations from prudent lending practices.

º
Loans where adverse economic conditions that develop subsequent to the loan origination that don’t jeopardize liquidation of the debt but do substantially increase the level of risk may also warrant this rating.

•
Risk Grade 7 (Substandard) — A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as Substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

•
Risk Grade 8 (Doubtful) — Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. However, these loans are not yet rated as loss because certain events may occur which would salvage the debt.

•
Risk Grade 9 (Loss) — Loans classified Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be affected in the future.

The following tables presents information on risk ratings of the commercial and consumer loan portfolios, segregated by loan class as of December 31, 2013 and 2012:

December 31, 2013
Commercial Credit Exposure By Internally Assigned Grade	Commercial and industrial	Construction	Commercial real estate	Multi-family residential
	(dollars in thousands)
Superior	$830	$40	$—	$—
Very good	—	—	—	—
Good	5,793	1,133	19,301	4,203
Acceptable	11,572	2,838	63,447	6,812
Acceptable with care	5,307	46,597	57,768	6,340
Special mention	5,122	1,126	21,305	1,380
Substandard	542	1,591	7,355	1,004
Doubtful	—	—	—	—
Loss	—	—	—	—
	$29,166	$53,325	$169,176	$19,739

Consumer Credit Exposure By Internally Assigned Grade	1-to-4 family residential	HELOC
Pass	$29,364	$30,116
Special mention	1,632	245
Substandard	4,010	1,502
	$35,006	$31,863

Consumer Credit Exposure Based On Payment Activity	Loans to individuals & overdrafts
Pass	$7,629
Non-pass	1,146
$8,775

December 31, 2012
Commercial Credit Exposure By Internally Assigned Grade	Commercial and industrial	Construction	Commercial real estate	Multi-family residential
	(dollars in thousands)
Superior	$296	$49	$—	$—
Very good	7	2	300	—
Good	7,406	715	19,623	—
Acceptable	7,482	3,818	66,716	7,320
Acceptable with care	12,803	37,625	70,895	9,704
Special mention	691	3,233	18,278	1,018
Substandard	612	2,778	11,137	1,482
Doubtful	—	—	—	—
Loss	—	—	—	—
	$29,297	$48,220	$186,949	$19,524

Consumer Credit Exposure By Internally Assigned Grade	1-to-4 family residential	HELOC
Pass	$33,944	$32,347
Special mention	2,839	1,103
Substandard	4,234	1,153
	$41,017	$34,603

Consumer Credit Exposure Based On Payment Activity	Loans to individuals & overdrafts
Pass	$8,634
Non-pass	100
$8,734

Allowance for Loan Losses

The allowance for loan losses is a reserve established through provisions for loan losses charged to income and represents management’s best estimate of probable loans losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated losses and risk inherent in the loan portfolio. The Company’s allowance for loan loss methodology is based on historical loss experience by type of credit and internal risk grade, specific homogeneous risk pools and specific loss allocations, with adjustments for current events and conditions. The Company’s process for determining the appropriate level of reserves is designed to account for changes in credit quality as they occur The provision for loan losses reflects loan quality trends, including the levels of, and trends related to, past due loans and economic conditions at the local and national levels. It also considers the quality and risk characteristics of the Company’s loan origination and servicing policies and practices.
Individual reserves are calculated according to ASC Section 310-10-35 against loans evaluated individually and deemed to most likely be impaired. Impaired loans include all loans in non-accrual status, all troubled debt restructures, all substandard loans that are deemed to be collateral dependent, and other loans that management determines require reserves.
In determining the loss history to be applied to its ASC 450 loan pools within the allowance for loan losses, the Company has previously used net charge-off history for most recent ten consecutive quarters. In determining the appropriate level of the allowance for loan losses at December 31, 2013, the loss history was expanded to fourteen consecutive quarters of net charge-offs. Since the most recent quarters contain a declining amount of charge offs coupled with a large number of recoveries and thus have a lower loss history than quarters from 2011 and 2012, management determined that the expansion of loss history better reflects the inherent losses in the current loan portfolio. The impact of this adjustment to the allowance for loan losses resulted in a $1.2 million increase to our loan loss reserves as compared to the methodology previously used. Loan loss provisions in 2013 have also been affected by the decline in overall loan balances during the year.
The Company expanded the loss history used in determining the appropriate level of the allowance for loan losses at December 31, 2012. The loss history was expanded from eight consecutive quarters to ten consecutive quarters of net charge-offs. Due to the declining amount of charge offs coupled with a large number of recoveries, management determined that the expansion of loss history better reflects the inherent losses in the current loan portfolio. The impact of this adjustment to the allowance for loan losses resulted in a $564,000 increase to our loan loss reserves at December 31, 2012, as compared to the methodology previously used. Loan loss provisions in 2012 were also affected by the decline in overall loan balances during the year.
The following tables present a roll forward of the Company’s allowance for loan losses by loan segment for the twelve month periods ended December 31, 2013 and 2012, respectively (in thousands):

2013

Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1 to 4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
Balance, beginning of period 01/01/2013	$278	$798	$4,946	$1,070	$627	$72	$106	$7,897
Provision for loan losses	(35)	(230)	(59)	(317)	288	60	(32)	(325)
Loans charged-off	(135)	(28)	(384)	(325)	(316)	(135)	—	(1,323)
Recoveries	137	25	96	398	81	68	—	805
Balance, end of period 12/31/2013	$245	$565	$4,599	$826	$680	$65	$74	$7,054
Ending Balance: individually evaluated for impairment	$63	$91	$541	$88	$320	$—	$—	$1,103
Ending Balance: collectively evaluated for impairment	$182	$474	$4,058	$738	$360	$65	$74	$5,951
Loans:
Ending Balance	$29,166	$53,325	$169,176	$35,006	$31,863	$8,775	$19,739	$347,050
Ending Balance: individually evaluated for impairment	$463	$2,387	$9,443	$2,980	$1,320	$5	$2,384	$18,982
Ending Balance: collectively evaluated for impairment	$28,703	$50,938	$159,733	$32,026	$30,543	$8,770	$17,355	$328,068

2012

Allowance for loan losses	Commercial and industrial	Construction	Commercial real estate	1 to 4 family residential	HELOC	Loans to individuals & overdrafts	Multi- family residential	Total
Balance, beginning of period 01/01/2012	$719	$1,540	$4,771	$1,661	$1,122	$94	$127	$10,034
Provision for loan losses	(2,962)	(339)	1,468	(591)	(110)	(42)	(21)	(2,597)
Loans charged-off	(193)	(720)	(1,580)	(232)	(459)	(70)	—	(3,254)
Recoveries	2,714	317	287	232	74	90	—	3,714
Balance, end of period 12/31/2012	$278	$798	$4,946	$1,070	$627	$72	$106	$7,897
Ending Balance: individually evaluated for impairment	$51	$64	$581	$157	$43	$4	$9	$909
Ending Balance: collectively evaluated for impairment	$227	$734	$4,365	$913	$584	$68	$97	$6,988
Loans:
Ending Balance	$29,297	$48,220	$186,949	$41,017	$34,603	$8,734	$19,524	$368,344
Ending Balance: individually evaluated for impairment	$611	$2,642	$10,492	$3,651	$819	$24	$1,482	$19,721
Ending Balance: collectively evaluated for impairment	$28,686	$45,578	$176,457	$37,366	$33,784	$8,710	$18,042	$348,623
The significant negative provision for the commercial and industrial category in 2012 was due primarily to a $2.6 million recovery on the previously reported loan fraud by a large relationship borrower.